Shareholder Fees	Jan. 27, 2025 USD ($)
Service Class Shares C000222972 [Member]
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0
Service Class Shares C000222968 [Member]
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0
Service Class Shares C000222969 [Member]
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0
Service Class Shares C000222971 [Member]
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0
Service Class Shares C000222970 [Member]
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0
Service Class Shares C000222967 [Member]
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0
R4 Class Shares C000229455 [Member]
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0
R4 Class Shares C000229451 [Member]
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0
R4 Class Shares C000229452 [Member]
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0
R4 Class Shares C000229454 [Member]
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0
R4 Class Shares C000229453 [Member]
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0
R4 Class Shares C000229450 [Member]
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	$ 0